6. NOTES AND LOANS PAYABLES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Notes And Loans Payables Tables
Principal balance	$ 16,478,454	$ 9,057,003
Accrued interest	3,555,745	1,514,024
Debt, Gross	20,034,199	10,571,027
Less discounts	(1,048,643)	(1,794,796)
Debt, net	$ 18,985,556	$ 8,776,231